CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in- Capital	Notes receivable from stockholders	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated other comprehensive loss	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjustment
Beginning balance (in shares) at Dec. 31, 2018			4,384,348
Beginning balance at Dec. 31, 2018			$ 40,016
Ending balance (in shares) at Dec. 31, 2019			4,384,348
Ending balance at Dec. 31, 2019			$ 40,016
Beginning balance (in shares) at Dec. 31, 2018				7,890,521
Beginning balance at Dec. 31, 2018	$ (50,236)	$ 199		$ 0	$ 897	$ 0	$ (51,133)	$ 199	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	8,545			8,545
Issuance of common stock upon exercise of stock options	$ 51				51
Vesting of early exercised stock options	51				51
Net loss	(51,661)						(51,661)
Issuance of common stock upon vesting of restricted stock awards (in shares)				3,340
Issuance of common stock upon exercise of restricted stock awards	28				28
Stock-based compensation expense	$ 1,293				1,293
Accounting Standards Update [Extensible Enumeration]	us-gaap:AccountingStandardsUpdate201602Member
Issuance of notes to stockholders	$ (44)					(44)
Ending balance (in shares) at Dec. 31, 2019				7,902,407
Ending balance at Dec. 31, 2019	$ (100,319)			$ 0	2,320	(44)	(102,595)		0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable convertible preferred stock (in shares)			88,434,754
Issuance of redeemable convertible preferred stock			$ 39,225
Conversion of redeemable convertible preferred stock to common stock (in shares)			(4,384,348)
Conversion of redeemable convertible preferred stock to common stock			$ (40,016)
Ending balance (in shares) at Dec. 31, 2020	88,434,754		88,434,754
Ending balance at Dec. 31, 2020	$ 39,225		$ 39,225
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	12,221,364			12,221,363
Issuance of common stock upon exercise of stock options	$ 379				379
Conversion of redeemable convertible preferred stock to common stock (in shares)				4,384,348
Conversion of redeemable convertible preferred stock to common stock	40,016				40,016
Vesting of early exercised stock options	379				379
Net loss	(106,780)						(106,780)
Issuance of common stock upon vesting of restricted stock awards (in shares)				1,617,264
Issuance of common stock upon exercise of restricted stock awards	6				6
Conversion of convertible notes to common stock (in shares)				7,201,912
Conversion of convertible notes to common stock	78,311				78,311
Stock-based compensation expense	12,057				12,057
Reclassification of a note receivable from a stockholder	$ 44					44
Ending balance (in shares) at Dec. 31, 2020	33,327,294			33,327,294
Ending balance at Dec. 31, 2020	$ (75,907)			$ 0	133,468	$ 0	(209,375)		0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable convertible preferred stock (in shares)			4,232,947
Issuance of redeemable convertible preferred stock			$ 58,097
Conversion of redeemable convertible preferred stock to common stock (in shares)			(92,667,701)
Conversion of redeemable convertible preferred stock to common stock			$ (97,322)
Ending balance (in shares) at Dec. 31, 2021	0		0
Ending balance at Dec. 31, 2021	$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	2,155,348			2,148,437
Issuance of common stock upon exercise of stock options	$ 526				526
Issuance of common stock upon exercise of warrants (in shares)				100
Issuance of common stock upon exercise of warrants	1				1
Repurchase of common stock (shares)				(406,845)
Repurchase of common stock	(45)				(45)
Conversion of redeemable convertible preferred stock to common stock (in shares)				92,667,701
Conversion of redeemable convertible preferred stock to common stock	97,322			$ 12	97,310
Issuance of common stock upon merger and private offering, net of acquired private placement warrants of $19,377 (in shares)				34,947,657
Issuance of common stock upon merger and private offering, net of acquired private placement warrants of $19,377	272,065			$ 4	272,061
Offering costs in connection with the merger	(26,620)				(26,620)
Issuance of common stock in connection with acquisition (in shares)				9,163,982
Issuance of common stock in connection with acquisition	60,024			$ 1	60,023
Issuance of replacement equity awards in connection with acquisition	1,081				1,081
Stock-based compensation expense, including vesting of restricted stock units (in shares)				458,012
Stock-based compensation expense, including vesting of restricted stock units	25,363				25,363
Cancellation of previously issued awards				(105,921)
Vesting of early exercised stock options	877				877
Net loss	(93,981)						(93,981)
Other comprehensive loss	$ (6)								(6)
Ending balance (in shares) at Dec. 31, 2021	172,200,417			172,200,417
Ending balance at Dec. 31, 2021	$ 260,700			$ 17	$ 564,045		$ (303,356)		$ (6)